Reportable Operating Segments (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Segment Reporting Information [Line Items]
Revenue	$ 554,751	$ 489,499
Operating earnings (losses)	17,162	15,525
Unallocated expenses	13,423	14,503
Capital Expenditures	33,470	37,794
Tax expense (benefit)	84	(395)
Depreciation, depletion and amortization	51,131	50,017
Net income	3,655	1,417
Total Assets	535,927	543,838
Total Liabilities	336,120	384,798
Transportation
Segment Reporting Information [Line Items]
Revenue	551,861	484,316
Operating earnings (losses)	17,702	14,290
Capital Expenditures	32,467	36,271
Depreciation, depletion and amortization	49,969	48,896
Total Assets	527,291	534,522
Total Liabilities	334,333	383,114
Oil and gas
Segment Reporting Information [Line Items]
Revenue	2,890	5,183
Operating earnings (losses)	(540)	1,235
Capital Expenditures	1,003	1,523
Depreciation, depletion and amortization	1,162	1,121
Total Assets	8,636	9,316
Total Liabilities	$ 1,787	$ 1,684